Prepaid Expenses and Other Current Assets, Net - Schedule of Movements of Expected Credit Loss Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Prepaid Expenses and Other Current Assets, Net [Abstract]
At beginning of year		$ 2	$ 1
Provision (reversal) for the year		(2)	1
At end of year			$ 2